Note 9 - Commitments and Contingencies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended
	Mar. 14, 2017	Feb. 02, 2015	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	May 31, 2018
Operating Leases, Rent Expense, Net, Total			$ 142	$ 52	$ 210	$ 95
Research and Development Expenses Settled by Shares Issuance	$ 42,259					$ 42,259
Shares Issued, Price Per Share	$ 20
Private Placement [Member]
Shares Issued, Price Per Share							$ 27.06
Private Placement [Member] | Nereus Trust [Member]
Stock Issued in Lieu of Royalty Payments	2,112,963
Wanchun Biotech [Member]
Quarterly Royalty Payments Required As a Percentage of Gross Proceeds on Sale of Product			20.00%		20.00%
Term of Royalty Payments					10 years
Wanchun Biotech and Fortis Advisors LLC [Member]
Period Following Royalty Termination Agreement, Requirement to Issue Shares		3 years
Percentage of Fully-diluted Equity Capitalization Required to Be Issued As Shares in Lieu of Royalty Payments		10.00%